REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reimbursement rights [abstract]
Schedule of reservation rights and obligations

	12/31/2025		12/31/2024			12/31/2025	12/31/2024
	AIC	CCC	AIC	CCC	Adjustment factor	Total
Right to compensation	112,816	1,840,582	356,173	2,269,962	79,613	1,953,398	2,705,748
Expected credit losses	—	(340,063)	—	(340,063)	—	(340,063)	(340,063)
Current	62,738	830,516	248,438	652,155	79,613	893,254	980,206
Non-current	50,078	670,003	107,735	1,277,744	–	720,081	1,385,479
Opening balance as of January 1	112,816	1,500,519	356,173	1,929,899	79,613	1,613,335	2,365,685
Effect on cash flow:
Amortization	(57,658)	(694,324)	(221,504)	(441,257)	(79,613)	(751,982)	(742,374)
Interest received	(13,393)	(153,487)	(46,017)	(65,701)	—	(166,880)	(111,718)
Non-cash effect:	—	—	—	—	—	—	—
Interest incurred	13,009	47,190	24,164	77,578	—	60,199	101,742
Final balance on December 31	54,774	699,898	112,816	1,500,519	—	754,672	1,613,335
Right to compensation	54,774	1,039,961	112,816	1,840,582	—	1,094,735	1,953,398
Expected credit losses	—	(340,063)	—	(340,063)	–	-340,063	-340,063

Current	52,598	699,898	62,738	830,516	—	752,496	893,254
Non-current	2,176	—	50,078	670,003	—	2,176	720,081
	54,774	699,898	112,816	1,500,519	—	754,672	1,613,335

	2026	2027
Reimbursement rights collection flow	752,496	2,176